Federated Hermes Municipal Ultrashort Fund
Portfolio of Investments
June 30, 2022 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—58.1%
		Alabama—4.1%
$1,500,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1), (Morgan Stanley GTD), 4.000%, 6/1/2023	$1,516,372
22,500,000	[1]	Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 3 (Series 2018B-1) FRNs, (Goldman Sachs Group, Inc. GTD), 1.611% (1-month USLIBOR x 0.67 +0.900%), Mandatory Tender 12/1/2023	22,319,291
4,000,000		Black Belt Energy Gas District, AL, Gas Revenue Bonds Project No. 7 (Series 2021C-1) TOBs, (Goldman Sachs Group, Inc. GTD), 4.000%, Mandatory Tender 12/1/2026	4,048,423
25,500,000	[1]	Black Belt Energy Gas District, AL, Gas Revenue Bonds Project No. 7 (Series 2021C-2) FRNs, (Goldman Sachs Group, Inc. GTD), 1.260% (SIFMA 7-day +0.350%), Mandatory Tender 12/1/2026	24,295,525
3,650,000		Selma, AL IDB (International Paper Co.), Gulf Opportunity Zone Revenue Refunding Bonds (Series 2019A) TOBs, 2.000%, Mandatory Tender 10/1/2024	3,560,958
5,250,000		Selma, AL IDB (International Paper Co.), Gulf Opportunity Zone Revenue Refunding Bonds (Series 2020A) TOBs, 1.375%, Mandatory Tender 6/16/2025	4,962,309
30,000,000	[1]	Southeast Alabama Gas Supply District, Gas Supply Revenue Bonds Project No. 2 (Series 2018B) FRNs, (Morgan Stanley GTD), 1.561% (1-month USLIBOR x 0.67 +0.850%), Mandatory Tender 6/1/2024	29,561,712
		TOTAL	90,264,590
		Arizona—1.1%
4,500,000	[1]	Arizona Health Facilities Authority (Banner Health), (Series 2015B) FRNs, 1.160% (SIFMA 7-day +0.250%), Mandatory Tender 11/4/2026	4,376,280
5,000,000		Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2019) TOBs, 5.000%, Mandatory Tender 6/3/2024	5,232,568
4,000,000		Coconino County, AZ Pollution Control Corp. (Nevada Power Co.), Pollution Control Refunding Revenue Bonds (Series 2017A) TOBs, 1.875%, Mandatory Tender 3/31/2023	3,988,848
10,000,000		Phoenix, AZ IDA (Republic Services, Inc.), (Series 2013) TOBs, 2.000%, Mandatory Tender 8/1/2022	9,998,919
		TOTAL	23,596,615
		California—2.4%
7,250,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2021B) FRNs, 1.190% (SIFMA 7-day +0.280%), Mandatory Tender 4/1/2024	7,211,069
9,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2021C) FRNs, 1.360% (SIFMA 7-day +0.450%), Mandatory Tender 4/1/2026	8,816,650
7,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2021D) FRNs, 1.210% (SIFMA 7-day +0.300%), Mandatory Tender 4/1/2027	6,767,330
7,000,000	[1]	California Infrastructure & Economic Development Bank (California Academy of Sciences), Revenue Bonds (Series 2018D) FRNs, 1.260% (SIFMA 7-day +0.350%), Mandatory Tender 8/1/2024	6,916,062
6,750,000	[1]	California Infrastructure & Economic Development Bank (Los Angeles County Museum of Art), Refunding Revenue Bonds (Series 2021B) FRNs, 1.610% (SIFMA 7-day +0.700%), Mandatory Tender 6/1/2026	6,655,732
2,000,000	[2]	California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-50 Senior Living Revenue Refunding Bonds (Series B-3), 2.125%, 11/15/2027	1,858,223
3,700,000		California State Pollution Control Financing Authority (American Water Capital Corp.), Revenue Refunding Bonds (Series 2020) TOBs, 0.600%, Mandatory Tender 9/1/2023	3,633,082
1,670,000		California State, Various Purpose GO Bonds (Series 2020-1), 5.000%, 11/1/2024	1,782,715
1,250,000		California State, Various Purpose GO Bonds (Series 2020-1), 5.000%, 11/1/2025	1,364,209
1,180,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Revenue Refunding Bonds (Series 2021A), 5.000%, 5/15/2025	1,260,185
1,180,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Revenue Refunding Bonds (Series 2021A), 5.000%, 5/15/2026	1,281,796
2,000,000		Western Placer, CA Unified School District, Community Facilities District No. 1 2020 Bond Anticipation Notes, 2.000%, 6/1/2025	1,924,353
2,730,000		Western Placer, CA Unified School District, Community Facilities District No. 2 2020 Bond Anticipation Notes, 2.000%, 6/1/2025	2,640,810
		TOTAL	52,112,216

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Colorado—0.4%
$5,600,000	[1]	Colorado School of Mines Board of Trustees (Colorado School of Mines, CO), Institutional Enterprise Revenue Refunding Bonds (Series 2018A) FRNs, 1.211% (1-month USLIBOR x 0.67 +0.500%), 2/1/2023	$5,580,943
4,000,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue SOFR Index Term Rate Bonds (Series 2021B) FRNs, 1.362% (SOFR x 0.67 +0.350%), Mandatory Tender 9/1/2024	3,944,666
		TOTAL	9,525,609
		Connecticut—1.6%
675,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2023	693,233
1,000,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2024	1,053,343
850,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2025	915,561
1,200,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2026	1,318,320
3,400,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2027	3,799,582
4,000,000		Connecticut State Health & Educational Facilities (Yale University), Revenue Bonds (Series X-2) TOBs, 0.250%, Mandatory Tender 2/9/2024	3,873,420
5,000,000		Connecticut State Health & Educational Facilities (Yale-New Haven Hospital), Revenue Bonds (Series 2019B) TOBs, 1.800%, Mandatory Tender 7/1/2024	4,933,021
5,160,000		Connecticut State HFA, Housing Mortgage Finance Program Bonds (Series 2020D-3) TOBs, 0.500%, Mandatory Tender 11/15/2023	5,006,001
7,500,000		Connecticut State, UT GO Refunding Bonds (Series 2022D), 5.000%, 9/15/2023	7,782,480
2,000,000		Connecticut State, UT GO Refunding Bonds (Series 2022D), 5.000%, 9/15/2024	2,124,468
1,000,000		Connecticut State, UT GO Refunding Bonds (Series 2022D), 5.000%, 9/15/2025	1,085,504
1,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 1.810% (SIFMA 7-day +0.900%), 3/1/2023	1,501,866
200,000		West Haven, CT, 4.000%, 9/15/2022	200,990
		TOTAL	34,287,789
		Florida—1.2%
775,000		Escambia County, FL (International Paper Co.), Environmental Improvement Revenue Refunding Bonds (Series 2019B) TOBs, 2.000%, Mandatory Tender 10/1/2024	756,094
2,700,000		Florida Development Finance Corp. (Lakeland Regional Health System), Healthcare Facilities Revenue Refunding Bonds (Series 2021), 5.000%, 11/15/2023	2,806,726
1,700,000		Florida Development Finance Corp. (Lakeland Regional Health System), Healthcare Facilities Revenue Refunding Bonds (Series 2021), 5.000%, 11/15/2025	1,825,335
1,000,000		Florida Development Finance Corp. (Lakeland Regional Health System), Healthcare Facilities Revenue Refunding Bonds (Series 2021), 5.000%, 11/15/2027	1,093,644
2,500,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2020A), 5.000%, 10/1/2023	2,590,951
2,500,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2020A), 5.000%, 10/1/2024	2,639,194
1,250,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2020A), 5.000%, 10/1/2025	1,344,320
2,800,000		Miami-Dade County, FL IDA (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2008), 0.400%, 8/1/2023	2,742,891
11,500,000	[1]	Miami-Dade County, FL IDA (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2018B) FRNs, 1.285% (SIFMA 7-day +0.375%), Mandatory Tender 7/1/2024	11,081,026
		TOTAL	26,880,181
		Georgia—2.3%
6,700,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project PCR Bonds (Fifth Series 1994) TOBs, 2.150%, Mandatory Tender 6/13/2024	6,568,704
10,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project PCR Bonds (First Series 2012) TOBs, 1.550%, Mandatory Tender 8/19/2022	9,989,381
6,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project PCR Bonds (Second Series 2012) TOBs, 1.700%, Mandatory Tender 8/22/2024	5,810,729
22,000,000	[1]	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2018B) FRNs, (Royal Bank of Canada GTD), 1.461% (1-month USLIBOR x 0.67 +0.750%), Mandatory Tender 9/1/2023	21,841,325
3,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2019B) TOBs, (Toronto Dominion Bank GTD), 4.000%, Mandatory Tender 12/2/2024	3,084,365

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Georgia—continued
$400,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2021C), (Citigroup, Inc. GTD), 4.000%, 12/1/2022	$402,321
725,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2021C), (Citigroup, Inc. GTD), 4.000%, 12/1/2023	734,671
700,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2021C), (Citigroup, Inc. GTD), 4.000%, 12/1/2024	711,215
1,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2021C), (Citigroup, Inc. GTD), 4.000%, 12/1/2025	1,017,355
1,100,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2021C), (Citigroup, Inc. GTD), 4.000%, 12/1/2026	1,118,155
		TOTAL	51,278,221
		Illinois—2.6%
1,300,000		Chicago, IL Metropolitan Water Reclamation District, LT GO Capital Improvement Bonds (Series 2021C), 5.000%, 12/1/2022	1,318,277
1,350,000		Chicago, IL Metropolitan Water Reclamation District, LT GO Capital Improvement Bonds (Series 2021C), 5.000%, 12/1/2023	1,407,523
3,600,000		Cook County, IL, UT GO Refunding Bonds (Series 2021B), 4.000%, 11/15/2022	3,632,935
2,500,000		Cook County, IL, UT GO Refunding Bonds (Series 2021B), 4.000%, 11/15/2023	2,570,892
3,100,000		Cook County, IL, UT GO Refunding Bonds (Series 2021B), 4.000%, 11/15/2025	3,245,867
3,625,000		Illinois Finance Authority (OSF Health Care Systems), Revenue Bonds (Series 2020A) TOBs, 5.000%, Mandatory Tender 11/15/2024	3,781,592
8,000,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2022	8,072,501
2,000,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2023	2,060,684
5,000,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2024	5,231,736
2,000,000		Illinois State, UT GO Bonds (Series 2020B), 5.375%, 5/1/2023	2,046,788
2,500,000		Illinois State, UT GO Bonds (Series 2021B), 5.000%, 3/1/2023	2,541,978
3,000,000		Illinois State, UT GO Bonds (Series 2021B), 5.000%, 3/1/2024	3,108,391
8,500,000		Illinois State, UT GO Bonds (Series 2021C), 4.000%, 3/1/2023	8,587,821
6,550,000		Illinois State, UT GO Bonds (Series 2021C), 4.000%, 3/1/2024	6,681,401
3,000,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2022	3,020,554
		TOTAL	57,308,940
		Indiana—0.8%
100,000		Indiana Health Facility Financing Authority (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2001A-2) TOBs, (United States Treasury PRF), 2.000%, Mandatory Tender 2/1/2023	100,125
5,900,000		Indiana Health Facility Financing Authority (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2001A-2) TOBs, 2.000%, Mandatory Tender 2/1/2023	5,902,368
6,745,000	[1]	Indiana State Finance Authority (Deaconess Health System), Revenue Bonds (Series 2021B) FRNs, 1.210% (SIFMA 7-day +0.300%), Mandatory Tender 3/1/2027	6,566,073
2,000,000		Rockport, IN PCR (American Electric Power Co., Inc.), PCR Refunding Bonds (Series 1995A) TOBs, 1.350%, Mandatory Tender 9/1/2022	1,999,405
2,250,000		Rockport, IN PCR (American Electric Power Co., Inc.), PCR Refunding Bonds (Series 1995B) TOBs, 1.350%, Mandatory Tender 9/1/2022	2,249,331
		TOTAL	16,817,302
		Iowa—0.3%
3,000,000		Iowa Finance Authority (Gevo NW Iowa RNG, LLC), Solid Waste Facility Revenue Bonds Renewable Gas Project (Series 2021) TOBs, (Citibank N.A., New York LOC), 1.500%, Mandatory Tender 4/1/2024	2,981,757
3,500,000	[1]	Iowa Finance Authority (Lifespace Communities, Inc.), Revenue Bonds (Series 2021B) FRNs, 1.614% (SOFR x 0.70 +0.550%), Mandatory Tender 5/15/2026	3,314,774
		TOTAL	6,296,531
		Kentucky—1.2%
3,500,000		Kentucky Housing Corp. (Cambridge Preservation LP), Multifamily Housing Revenue Bonds (Series 2021) TOBs, (United States Treasury GTD), 0.300%, Mandatory Tender 2/1/2024	3,365,586
2,500,000		Owen County, KY (American Water Capital Corp.), Revenue Refunding Bonds (Series 2020) TOBs, 0.700%, Mandatory Tender 9/1/2023	2,457,621
8,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2018B) TOBs, (BP PLC GTD), 4.000%, Mandatory Tender 1/1/2025	8,095,975
5,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2019A-1) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 6/1/2025	5,066,657

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Kentucky—continued
$5,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2020A) TOBs, (BP PLC GTD), 4.000%, Mandatory Tender 6/1/2026	$5,060,283
2,500,000		Rural Water Financing Agency, KY, Public Projects Construction Notes (Series 2021A), 0.400%, 5/1/2023	2,447,086
		TOTAL	26,493,208
		Louisiana—1.1%
5,000,000		Louisiana Local Government Environmental Facilities Community Development Authority (East Baton Rouge Sewerage Commission), Subordinate Lien Multi-Modal Revenue Refunding Bonds (Series 2020B) TOBs, 0.875%, Mandatory Tender 2/1/2025	4,555,935
2,000,000		Louisiana Stadium and Exposition District, BANs (Series 2021), 4.000%, 7/3/2023	2,025,841
5,025,000		Louisiana State Gas & Fuels Second Lien, Revenue Refunding Bonds (Series 2017D-1) TOBs, 0.600%, Mandatory Tender 5/1/2023	4,899,740
6,885,000		St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2017B-1) TOBs, 2.125%, Mandatory Tender 7/1/2024	6,660,910
6,000,000		St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2019 A-1) TOBs, 2.000%, Mandatory Tender 4/1/2023	5,928,764
		TOTAL	24,071,190
		Massachusetts—1.7%
2,156,700		Bondsville Fire and Water District, MA BANs, 1.000%, 9/9/2022	2,154,336
3,500,000		Massachusetts Department of Transportation, Subordinated Metropolitan Highway System Revenue Refunding Bonds (Series 2019A) TOBs, 5.000%, Mandatory Tender 1/1/2023	3,552,371
12,000,000	[1]	Massachusetts Development Finance Agency (Mass General Brigham), Index Floating Rate Bonds (Series 2017S) FRNs, 1.410% (SIFMA 7-day +0.500%), Mandatory Tender 1/26/2023	11,949,472
5,700,000		Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2017 S-4) TOBs, 5.000%, Mandatory Tender 1/25/2024	5,922,294
3,250,000	[1]	Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2019T-1) FRNs, 1.510% (SIFMA 7-day +0.600%), Mandatory Tender 1/29/2026	3,226,604
2,225,000		Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds (Series 212) TOBs, 1.450%, Mandatory Tender 12/1/2022	2,223,590
8,457,000		Metrowest Regional Transit Authority, MA RANs, 1.000%, 9/16/2022	8,447,588
		TOTAL	37,476,255
		Michigan—0.7%
2,000,000		Michigan State Finance Authority Revenue (Beaumont Health Spectrum Health System), Hospital Revenue Refunding Bonds (Series 2022A), 5.000%, 4/15/2024	2,099,208
1,000,000		Michigan State Finance Authority Revenue (Beaumont Health Spectrum Health System), Hospital Revenue Refunding Bonds (Series 2022A), 5.000%, 4/15/2025	1,073,585
3,125,000	[1]	Michigan State Finance Authority Revenue (Beaumont Health Spectrum Health System), Hospital Revenue Refunding Bonds (Series 2022C) FRNs, 1.660% (SIFMA 7-day +0.750%), Mandatory Tender 4/15/2027	3,124,995
750,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 4.000%, 6/1/2023	760,050
760,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 5.000%, 6/1/2024	789,217
500,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 5.000%, 6/1/2025	525,373
6,225,000		University of Michigan (The Regents of), General Revenue Bonds (Series 2019C) TOBs, 4.000%, Mandatory Tender 4/1/2024	6,396,732
		TOTAL	14,769,160
		Minnesota—0.5%
5,000,000		Minnesota Rural Water Finance Authority, Public Projects Construction Notes (Series 2022), 2.625%, 12/1/2023	5,000,537
6,895,000	[1]	Minnesota State HFA, Residential Housing Finance Bonds (Series 2018D) FRNs, 1.340% (SIFMA 7-day +0.430%), Mandatory Tender 7/3/2023	6,887,138
		TOTAL	11,887,675
		Missouri—0.5%
10,000,000		Missouri State Environmental Improvement & Energy Resources Authority (Union Electric Co.), Environmental Improvement Revenue Refunding Bonds (Series 1992), 1.600%, 12/1/2022	9,989,266

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Montana—0.7%
$11,825,000	[1]	Montana Facility Finance Authority (Billings Clinic Obligated Group), Variable Rate Revenue Bonds (Series 2018C) FRNs, 1.460% (SIFMA 7-day +0.550%), Mandatory Tender 8/15/2023	$11,827,276
2,800,000	[1]	Montana State University (The Board of Regents of), Facilities Refunding Revenue Bonds (Series 2018F) FRNs, 1.360% (SIFMA 7-day +0.450%), Mandatory Tender 9/1/2023	2,803,783
		TOTAL	14,631,059
		Nebraska—0.7%
5,000,000	[1]	Douglas County, NE (Creighton University, NE), Educational Facilities Revenue Refunding Bonds (Series 2021B) FRNs, 1.440% (SIFMA 7-day +0.530%), Mandatory Tender 9/1/2026	5,008,082
10,000,000		Nebraska Public Power District, General Revenue Bonds (Series 2020A) TOBs, 0.600%, Mandatory Tender 7/1/2023	9,842,313
		TOTAL	14,850,395
		Nevada—0.8%
2,000,000		Clark County, NV Airport System, Airport System Subordinate Lien Revenue Refunding Bonds (Series 2019A), 5.000%, 7/1/2025	2,159,380
5,000,000		Clark County, NV Pollution Control (Nevada Power Co.), Pollution Control Refunding Revenue Bonds (Series 2017) TOBs, 1.650%, Mandatory Tender 3/31/2023	4,977,870
500,000		Clark County, NV School District, LT GO Building Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 3.000%, 6/15/2023	505,850
1,450,000		Clark County, NV School District, LT GO Building Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 3.000%, 6/15/2025	1,482,016
550,000		Clark County, NV School District, LT GO Building Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 6/15/2026	603,857
7,000,000		Humboldt County, NV (Idaho Power Co.), PCR Refunding Bonds (Series 2003), 1.450%, 12/1/2024	6,805,711
		TOTAL	16,534,684
		New Hampshire—0.3%
1,500,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-1) TOBs, 2.150%, Mandatory Tender 7/1/2024	1,473,580
4,000,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-3) TOBs, 2.150%, Mandatory Tender 7/1/2024	3,929,515
2,000,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-4) TOBs, 2.150%, Mandatory Tender 7/1/2024	1,964,757
		TOTAL	7,367,852
		New Jersey—3.0%
2,600,000		Camden, NJ BANs, 1.000%, 8/10/2022	2,598,615
5,004,000		Garwood, NJ BANs, 1.250%, 11/4/2022	4,997,281
2,044,783		Netcong, NJ BANs, 1.500%, 7/8/2022	2,044,793
7,000,000		New Jersey EDA (New Jersey-American Water Co., Inc.), Water Facilities Refunding Revenue Bonds (Series 2020B) TOBs, 1.200%, Mandatory Tender 6/1/2023	6,927,087
3,100,000		New Jersey EDA (New Jersey-American Water Co., Inc.), Water Facilities Refunding Revenue Bonds (Series 2020E), 0.850%, 12/1/2025	2,866,568
2,250,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2021A), 5.000%, 6/15/2025	2,371,029
2,500,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2021A), 5.000%, 6/15/2026	2,668,495
5,000,000		New Jersey State, Covid-19 GO Emergency Bonds (Series 2020A), 4.000%, 6/1/2023	5,091,542
5,000,000		New Jersey State, Covid-19 GO Emergency Bonds (Series 2020A), 5.000%, 6/1/2024	5,253,163
20,000,000	[1]	New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017 C-6) FRNs, 1.493% (1-month USLIBOR x 0.70 +0.750%), Mandatory Tender 1/1/2023	20,003,938
7,000,000		Newark, NJ, (Series E) BANs, 1.250%, 10/3/2022	6,999,506
630,000		Newark, NJ, UT GO Qualified General Improvement Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 10/1/2023	651,425
750,000		Newark, NJ, UT GO Qualified General Improvement Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 10/1/2024	791,254
650,000		Newark, NJ, UT GO Qualified General Improvement Refunding Bonds (Series 2020A), 5.000%, 10/1/2022	655,026
400,000		Newark, NJ, UT GO Qualified School Refunding Bonds (Series 2020B), (Assured Guaranty Municipal Corp. INS), 5.000%, 10/1/2023	413,603

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$400,000		Newark, NJ, UT GO Qualified School Refunding Bonds (Series 2020B), 5.000%, 10/1/2022	$403,093
		TOTAL	64,736,418
		New Mexico—1.0%
1,000,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 11/1/2022	1,006,827
1,100,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2023	1,116,061
1,150,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 11/1/2023	1,173,388
1,600,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2024	1,638,341
1,685,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 11/1/2024	1,730,892
3,725,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2025	3,835,484
3,300,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 5/1/2025	3,477,337
5,000,000		Farmington, NM (Public Service Co., NM), PCR Refunding Bonds San Juan Project (Series 2010C) TOBs, 1.150%, Mandatory Tender 6/4/2024	4,817,416
3,000,000		Farmington, NM (Public Service Co., NM), PCR Refunding Bonds San Juan Project (Series 2010D) TOBs, 1.100%, Mandatory Tender 6/1/2023	2,954,986
		TOTAL	21,750,732
		New York—6.6%
16,500,000		Chautauqua County, NY Capital Resource Corporation (NRG Energy, Inc.), Exempt Facilities Revenue Refunding Bonds (Series 2020) TOBs, 1.300%, Mandatory Tender 4/3/2023	16,290,070
2,000,000		Clayton, NY, (Series A) BANs, 1.500%, 11/29/2022	1,998,399
4,971,000		Endicott, NY BANs, 1.000%, 8/25/2022	4,967,339
2,140,000		Greenbush North Castle, NY UFSD RANs, 1.000%, 9/16/2022	2,137,574
12,000,000	[1]	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2014C) (USLIBOR Floating Rate Tender Notes) FRNs, 1.493% (1-month USLIBOR x 0.70 +0.750%), Mandatory Tender 10/1/2023	11,997,136
17,000,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2019B) TOBs, 1.650%, Mandatory Tender 9/1/2024	16,692,468
15,000,000		Massena, NY CSD BANs, 4.000%, 6/29/2023	15,160,571
7,125,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2005D-1) FRNs, 1.342% (SOFR x 0.67 +0.330%), Mandatory Tender 4/1/2024	6,936,980
28,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2011B) FRNs, 1.261% (1-month USLIBOR x 0.67 +0.550%), Mandatory Tender 11/1/2022	27,902,529
250,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020A), 5.000%, 12/1/2022	252,645
2,500,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020A), 5.000%, 12/1/2024	2,609,776
1,750,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 5.000%, 12/1/2022	1,770,302
1,000,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 5.000%, 12/1/2024	1,052,704
1,000,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 5.000%, 12/1/2026	1,068,682
12,000,000		Orange and Ulster Counties BOCES, NY RANs, 1.000%, 7/22/2022	11,996,838
15,000,000		Owego-Apalachin, NY CSD BANs, 4.000%, 6/28/2023	15,163,562
5,690,000	[1]	Triborough Bridge & Tunnel Authority, NY, General Revenue Variable Rate Refunding Bonds (Series 2005B-4A) FRNs, 1.398% (SOFR x 0.67 +0.380%), Mandatory Tender 2/1/2024	5,563,943
		TOTAL	143,561,518
		North Carolina—1.1%
4,000,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), Variable Rate Health Care Revenue Bonds (Series 2018E) TOBs, 0.800%, Mandatory Tender 10/31/2025	3,783,806

Principal Amount			Value
		MUNICIPAL BONDS—continued
		North Carolina—continued
$850,000		Columbus County, NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), Recovery Zone Facility Revenue Refunding Bonds (Series 2019B) TOBs, 2.000%, Mandatory Tender 10/1/2024	$829,264
1,000,000		Columbus County, NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), Recovery Zone Facility Revenue Refunding Bonds (Series 2020A) TOBs, 1.375%, Mandatory Tender 6/16/2025	945,202
2,220,000		North Carolina State, Limited Obligation Bonds (Series 2022A), 4.000%, 5/1/2024	2,302,549
2,000,000		North Carolina State, Limited Obligation Bonds (Series 2022A), 5.000%, 5/1/2025	2,157,686
13,635,000	[1]	University of North Carolina at Chapel Hill, General Revenue Refunding Bonds (Series 2019B) FRNs, 1.662% (SOFR x 0.67 +0.650%), Mandatory Tender 6/1/2025	13,514,478
		TOTAL	23,532,985
		North Dakota—0.6%
10,000,000		Cass County Joint Water Resource District, ND, UT GO Temporary Refunding Improvement Bonds (Series 2021A), 0.480%, 5/1/2024	9,542,975
4,000,000	[1]	North Dakota State HFA, Housing Finance Program Bonds (Series 2019B) FRNs, 1.110% (SIFMA 7-day +0.200%), Mandatory Tender 7/1/2024	3,999,355
		TOTAL	13,542,330
		Ohio—0.9%
2,000,000		Harrison, OH BANs, 2.000%, 10/25/2022	2,001,265
8,000,000		Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2019) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 2/1/2025	8,390,555
4,725,000		Ohio HFA Multifamily Housing (Seton Square North, OH), Revenue Bonds (Series 2021A) TOBs, (United States Treasury COL), 0.400%, Mandatory Tender 4/1/2023	4,651,913
4,000,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2020B) TOBs, 5.000%, Mandatory Tender 1/15/2025	4,255,875
1,000,000		Ohio Water Development Authority (Waste Management, Inc.), Solid Waste Revenue Bonds (Series 2002), 3.250%, 11/1/2022	1,004,109
		TOTAL	20,303,717
		Oklahoma—0.1%
1,500,000		Cleveland County, OK Educational Facilities Authority (Norman Public Schools), Educational Facilities Lease Revenue Bonds (Series 2019), 5.000%, 6/1/2024	1,583,154
		Oregon—0.4%
530,000		Clackamas County, OR Hospital Facilities Authority (Rose Villa, Inc.), Senior Living Revenue Bonds TEMPS-50 (Series 2020B-2), 2.750%, 11/15/2025	515,190
1,780,000		Clackamas County, OR Hospital Facilities Authority (Rose Villa, Inc.), Senior Living Revenue Bonds TEMPS-85 (Series 2020B-1), 3.250%, 11/15/2025	1,725,274
3,000,000		Multnomah County, OR Hospital Facilities Authority (Terwilliger Plaza, Inc.), Parkview Project TEMPS-50 Revenue and Refunding Bonds (Series 2021B-2), 0.950%, 6/1/2027	2,651,634
1,000,000		Multnomah County, OR Hospital Facilities Authority (Terwilliger Plaza, Inc.), Parkview Project TEMPS-65 Revenue and Refunding Bonds (Series 2021B-1), 1.200%, 6/1/2028	863,608
3,500,000		Oregon State Housing and Community Services Department (Westwind Apartments), Housing Development Revenue Bonds (Series 2021H) TOBs, (United States Treasury GTD), 0.250%, Mandatory Tender 3/1/2023	3,449,184
		TOTAL	9,204,890
		Pennsylvania—6.5%
5,500,000	[1]	Allegheny County, PA Higher Education Building Authority (Carnegie Mellon University), Revenue Bonds (Series 2022A) FRNs, 1.347% (SOFR x 0.70 +0.290%), Mandatory Tender 8/1/2027	5,308,315
2,495,000	[1]	Bethlehem, PA Area School District Authority, School Revenue Bonds (Series 2021A) FRNs, 1.368% (SOFR x 0.67 +0.350%), Mandatory Tender 11/1/2025	2,396,308
3,500,000	[1]	Bethlehem, PA Area School District Authority, School Revenue Bonds (Series 2021B) FRNs, 1.368% (SOFR x 0.67 +0.350%), Mandatory Tender 11/1/2025	3,361,554
15,000,000	[1]	Delaware Valley, PA Regional Finance Authority, Local Government Revenue Bonds (Series 2022C) FRNs, 1.502% (SOFR x 0.67 +0.490%), Mandatory Tender 3/1/2027	14,253,720
10,490,000	[1]	Lehigh County, PA General Purpose Authority (Muhlenberg College), College Revenue Bonds (Series 2019) FRNs, 1.490% (SIFMA 7-day +0.580%), Mandatory Tender 11/1/2024	10,475,677
5,450,000		Lehigh County, PA IDA (PPL Electric Utilities Corp.), PCR Refunding Bonds (Series 2016B) TOBs, 1.800%, Mandatory Tender 8/15/2022	5,446,995
1,200,000	[1]	North Penn, PA Water Authority, SIFMA Index Rate Water Revenue Refunding Bonds (Series 2019) FRNs, 1.370% (SIFMA 7-day +0.460%), 11/1/2023	1,199,690

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$4,000,000	[1]	Northampton County, PA General Purpose Authority (St. Luke's University Health Network), Variable Rate Hospital Revenue Bonds (Series 2018B) FRNs, 1.783% (1-month USLIBOR x 0.70 +1.040%), Mandatory Tender 8/15/2024	$4,016,790
10,000,000		Pennsylvania Economic Development Financing Authority (PPL Electric Utilities Corp.), PCR Refunding Bonds (Series 2008), 0.400%, 10/1/2023	9,714,328
10,000,000		Pennsylvania Economic Development Financing Authority (Republic Services, Inc.), (Series 2014) TOBs, 1.900%, Mandatory Tender 7/1/2022	10,000,000
4,900,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A) TOBs, 0.580%, Mandatory Tender 8/1/2024	4,568,030
9,000,000	[1]	Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2021A) FRNs, 1.310% (SIFMA 7-day +0.400%), Mandatory Tender 6/3/2024	8,690,342
6,000,000	[1]	Pennsylvania HFA, SFM Revenue Bonds (Series 2018-127C) FRNs, 1.736% (1-month USLIBOR x 0.70 +0.570%), Mandatory Tender 10/1/2023	6,019,716
5,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2018B) FRNs, 1.610% (SIFMA 7-day +0.700%), 12/1/2023	5,002,826
10,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (SIFMA Index Bonds)(Series 2018A-1) FRNs, 1.510% (SIFMA 7-day +0.600%), 12/1/2023	10,002,833
2,285,000		Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2023	2,329,868
750,000		Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2024	785,786
17,500,000	[1]	Pittsburgh, PA Water & Sewer Authority, First Lien Revenue Refunding Bonds (Series 2018C) FRNs, (Assured Guaranty Municipal Corp. INS), 1.560% (SIFMA 7-day +0.650%), Mandatory Tender 12/1/2023	17,508,745
6,750,000	[1]	Southcentral PA, General Authority (Wellspan Health Obligated Group), Revenue Bonds (Series 2019A) FRNs, 1.510% (SIFMA 7-day +0.600%), Mandatory Tender 6/1/2024	6,727,488
13,000,000	[1]	University of Pittsburgh, Pitt Asset Notes—Higher Education Registered Series of 2019 FRNs, 1.270% (SIFMA 7-day +0.360%), 2/15/2024	13,036,123
		TOTAL	140,845,134
		South Carolina—1.2%
25,000,000	[1]	Patriots Energy Group Financing Agency, Gas Supply Revenue Bonds (Series 2018B) FRNs, (Royal Bank of Canada GTD), 1.571% (1-month USLIBOR x 0.67 +0.860%), Mandatory Tender 2/1/2024	24,765,303
1,250,000		Piedmont Municipal Power Agency, SC, Electric Revenue Refunding Bonds (Series 2021A), 4.000%, 1/1/2024	1,283,927
		TOTAL	26,049,230
		Tennessee—0.8%
16,200,000		Tennergy Corp., TN Gas Revenue, Gas Supply Revenue Bonds (Series 2019A) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 10/1/2024	16,897,543
		Texas—7.8%
3,000,000		Alvin, TX Independent School District, Variable Rate Unlimited Tax Schoolhouse Bonds (Series 2014B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.450%, Mandatory Tender 8/15/2023	2,956,946
19,000,000		Arlington, TX Higher Education Finance Corp. (Basis Schools, Inc. Obligated Group), (Series 2021-MS0002) TOBs, (Morgan Stanley LIQ)/(Morgan Stanley LOC), 1.110%, Optional Tender 8/4/2022	19,000,000
2,500,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2022	2,527,538
2,135,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2023	2,210,330
3,400,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2024	3,589,999
5,000,000		Central Texas Regional Mobility Authority, Subordinate Lien Revenue Bond Anticipation Notes (Series 2020F), 5.000%, 1/1/2025	5,214,124
4,000,000		Clear Creek, TX Independent School District, Variable Rate UT GO School Building Bonds (Series 2013B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.280%, Mandatory Tender 8/15/2024	3,769,542
4,000,000		Cypress-Fairbanks, TX Independent School District, Variable Rate UT School Building Bonds (Series 2017A-2) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.250%, Mandatory Tender 8/15/2022	3,999,654
5,000,000		Dickinson, TX Independent School District, Variable Rate Unlimited Tax Refunding Bonds (Series 2013) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.250%, Mandatory Tender 8/1/2023	4,920,300
4,465,000		Eanes, TX Independent School District, Variable Rate UT School Building Bonds (Series 2019B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.750%, Mandatory Tender 8/1/2025	4,373,251
3,600,000		El Paso, TX Independent School District, Variable Rate Maintenance Tax Notes (Series 2020) TOBs, 2.000%, Mandatory Tender 8/1/2023	3,583,418
5,710,000		Fort Bend, TX Independent School District, UT GO Refunding Bonds (Series 2019A) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.950%, Mandatory Tender 8/1/2022	5,710,348
3,975,000		Fort Bend, TX Independent School District, Variable Rate Unlimited Tax School Building and Refunding Bonds (Series 2020B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.875%, Mandatory Tender 8/1/2025	3,785,317

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$3,495,000		Georgetown, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2019B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.750%, Mandatory Tender 8/1/2022	$3,498,567
1,005,000		Georgetown, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2019B) TOBs, (United States Treasury PRF 8/1/2022@100), 2.750%, Mandatory Tender 8/1/2022	1,006,055
5,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Medical Facilities Mortgage Revenue Refunding Bonds (Series 2019A) FRNs, 1.393% (1-month USLIBOR +0.650%), Mandatory Tender 7/1/2024	5,014,524
3,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2019B-1) TOBs, (United States Treasury PRF 9/1/2022@100.884), 5.000%, Mandatory Tender 12/1/2022	3,017,296
5,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2019C-2) FRNs, 1.480% (SIFMA 7-day +0.570%), Mandatory Tender 12/4/2024	4,985,082
3,500,000		Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Variable Rate Hospital Revenue Refunding Bonds (Series 2020C-1) TOBs, (United States Treasury PRF 9/1/2022@101.16), 5.000%, Mandatory Tender 12/1/2022	3,520,179
6,300,000		Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Variable Rate Hospital Revenue Refunding Bonds (Series 2020C-3) TOBs, 5.000%, Mandatory Tender 12/1/2026	6,873,016
4,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Texas Medical Center), Revenue Bonds (Series 2020A) TOBs, 0.900%, Mandatory Tender 5/15/2025	3,932,784
2,750,000	[1]	Harris County, TX Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2022C) FRNs, 1.760% (SIFMA 7-day +0.850%), Mandatory Tender 12/1/2026	2,749,994
7,500,000		Houston, TX Independent School District, Variable Rate Limited Tax Schoolhouse Bonds (Series 2022) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 3.500%, Mandatory Tender 6/1/2025	7,637,416
3,750,000		Hutto, TX Independent School District, Unlimited Tax School Building Bonds (Series 2017) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/1/2025	3,703,810
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019A), 5.000%, 5/15/2023	1,026,577
1,040,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019A), 5.000%, 5/15/2024	1,093,660
1,020,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019A), 5.000%, 5/15/2025	1,093,694
3,000,000		Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), PCR Refunding Bonds (Central Power and Light Company Project) (Series 1996) TOBs, 0.900%, Mandatory Tender 9/1/2023	2,949,895
8,695,000		Midlothian, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2017B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/1/2023	8,710,839
2,650,000		Midlothian, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2017B) TOBs, (United States Treasury PRF 8/1/2023@100), 2.000%, Mandatory Tender 8/1/2023	2,654,827
1,120,000		Midlothian, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2017B) TOBs, (United States Treasury PRF 8/1/2023@100), 2.000%, Mandatory Tender 8/1/2052	1,121,566
3,675,000		Pflugerville, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2014) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.250%, Mandatory Tender 8/15/2022	3,678,533
14,985,000		Ponder, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2021) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.750%, Mandatory Tender 8/15/2024	14,575,039
4,000,000		San Antonio, TX Water System, Water System Variable Rate Junior Lien Revenue Bonds (Series 2019A) TOBs, 2.625%, Mandatory Tender 5/1/2024	3,995,138
2,250,000		Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue Refunding Bonds (Series 2021), (Macquarie Group Ltd. GTD), 5.000%, 12/15/2023	2,315,219
2,500,000		Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue Refunding Bonds (Series 2021), (Macquarie Group Ltd. GTD), 5.000%, 12/15/2025	2,628,184
11,000,000		Texas State Department of Housing & Community Affairs (THF Park at Kirkstall Apartments, LP), Multifamily Housing Revenue Bonds (Series 2021) TOBs, 0.650%, Mandatory Tender 12/1/2024	10,404,182
2,675,000		Tomball, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2014B-1) TOBs, 0.450%, Mandatory Tender 8/15/2023	2,636,611
		TOTAL	170,463,454
		Utah—0.1%
1,500,000		Utah State, UT GO Bonds (Series 2020B), 5.000%, 7/1/2023	1,549,821
		Virginia—1.0%
3,000,000		Chesapeake, VA EDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2008A) TOBs, 1.900%, Mandatory Tender 6/1/2023	2,977,613

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Virginia—continued
$5,000,000		Virginia Peninsula Port Authority (Dominion Terminal Associates), Coal Terminal Revenue Refunding Bonds (Series 2003) TOBs, 1.700%, Mandatory Tender 10/1/2022	$4,996,601
4,000,000		Virginia State Public Building Authority Public Facilities, Public Facilities Revenue Refunding Bonds (Series 2020B), 5.000%, 8/1/2022	4,011,486
5,000,000		Wise County, VA IDA (Virginia Electric & Power Co.), Solid Waste and Sewage Disposal Revenue Bonds (Series 2009A) TOBs, 0.750%, Mandatory Tender 9/2/2025	4,606,631
5,500,000		York County, VA EDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2009A) TOBs, 1.900%, Mandatory Tender 6/1/2023	5,458,958
		TOTAL	22,051,289
		Washington—1.3%
5,000,000	[1]	King County, WA Sewer System, Junior Lien Revenue Bonds (Series 2021A) FRNs, 1.140% (SIFMA 7-day +0.230%), Mandatory Tender 1/1/2027	4,896,977
9,250,000	[1]	Seattle, WA Municipal Light & Power, Refunding Revenue Bonds (Series 2021B) FRNs, 1.160% (SIFMA 7-day +0.250%), Mandatory Tender 11/1/2026	9,141,842
5,000,000	[1]	Seattle, WA Municipal Light & Power, Refunding Revenue Bonds—SIFMA Index (Series 2018C) FRNs, 1.400% (SIFMA 7-day +0.490%), Mandatory Tender 11/1/2023	5,003,976
2,500,000		Washington State Health Care Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2019B-1) TOBs, 5.000%, Mandatory Tender 8/1/2024	2,587,326
7,000,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate SIFMA Index Revenue Bonds (Series 2017C) FRNs, 1.960% (SIFMA 7-day +1.050%), Mandatory Tender 7/3/2023	7,017,205
		TOTAL	28,647,326
		West Virginia—0.2%
5,500,000		West Virginia EDA Solid Waste Disposal Facilities (Appalachian Power Co.), Revenue Bonds (Series 2011A) TOBs, 1.000%, Mandatory Tender 9/1/2025	4,986,764
		Wisconsin—0.5%
10,375,000	[1]	Wisconsin State, UT GO Bonds (Series 2022A) FRNs, 1.400% (SIFMA 7-day +0.420%), 5/1/2025	10,375,002
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $1,288,365,211)	1,266,520,045
	[1]	SHORT-TERM MUNICIPALS—41.9%
		Arizona—1.1%
23,000,000		Arizona State IDA (Vaseo Apartments LP), Mizuho 3a-7 (2021-MIZ9088) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.160%, 7/7/2022	23,000,000
		Arkansas—0.3%
5,800,000		Blytheville, AR (Nucor Corp.), (Series 2002) Weekly VRDNs, 1.070%, 7/6/2022	5,800,000
		California—3.7%
4,000,000		Los Angeles, CA Community Redevelopment Agency (DWF V Hollywood & Vine, LP), Mizuho 3a-7 (Series 2022-MIZ9089) Weekly VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. LIQ), 1.110%, 7/7/2022	4,000,000
8,000,000		Los Angeles, CA Multi-Family Housing Revenue Bonds (CORE Related/GALA Rentals, LP), SPEARs 3a7 (Series DBE-8081) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 1.380%, 7/7/2022	8,000,000
12,400,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series A) Weekly VRDPs, 1.480%, 7/1/2022	12,400,000
7,000,000		Nuveen California Quality Municipal Income Fund, PUTTERs 3a-7 (Series 5038) (VRDP Series 5) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.070%, 7/1/2022	7,000,000
42,490,000		San Francisco, CA City and County (1500 Mission Urban Housing LP), SPEARs 3a7 (Series DBE-8059) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 1.310%, 7/7/2022	42,490,000
3,730,000		Sweetwater, CA Union High School District, Tender Option Bond Trust Certificates (Series 2017-XF2462) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 1.110%, 7/7/2022	3,730,000
4,000,000		Sweetwater, CA Union High School District, Tender Option Bond Trust Receipts (2018-XF0704) Weekly VRDNs, (Toronto Dominion Bank LIQ), 1.110%, 7/7/2022	4,000,000
		TOTAL	81,620,000
		Florida—0.4%
3,970,000		Hillsborough County, FL HFA (Hillsborough FL TC, LP), SPEARs 3a-7 (Series DBE-8083) VRDNs, (Deutsche Bank AG LIQ)/ (Deutsche Bank AG LOC), 1.310%, 7/7/2022	3,970,000
5,385,000		Jacksonville, FL HFA (Millennia Jacksonville TC LP), SPEARs (Series DBE-8055) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 1.310%, 7/7/2022	5,385,000
		TOTAL	9,355,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Georgia—1.1%
$9,750,000		Atlanta, GA, Urban Residential Finance Authority (Columbia at Sylvan Hills Apartments), (Series 2006) Weekly VRDNs, (Federal National Mortgage Association LOC), 1.050%, 7/7/2022	$9,750,000
8,915,000		Columbus, GA Development Authority (Avalon Apartments LP), (Series 2008) Weekly VRDNs, (Federal National Mortgage Association LOC), 1.050%, 7/7/2022	8,915,000
4,250,000		Savannah, GA EDA (Home Depot, Inc.), (Series 1995A) Weekly VRDNs, 1.060%, 7/6/2022	4,250,000
		TOTAL	22,915,000
		Idaho—0.7%
15,885,000		American Falls, ID Reservoir District (Idaho Power Co.), (Series 2000) Weekly VRDNs, 1.120%, 7/6/2022	15,885,000
		Indiana—1.3%
27,500,000		Indiana State Finance Authority Environmental (Mittal Steel USA, Inc.), (Series 2006) Weekly VRDNs, (Banco Bilbao Vizcaya Argentaria SA LOC), 1.250%, 7/6/2022	27,500,000
		Kansas—0.2%
5,000,000		Burlington, KS (Kansas City Power And Light Co.), (Series 2007A) Weekly VRDNs, 1.050%, 7/6/2022	5,000,000
		Kentucky—1.2%
5,000,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021A-1) Daily VRDNs, 1.120%, 7/1/2022	5,000,000
20,350,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021B-1) Daily VRDNs, 0.950%, 7/1/2022	20,350,000
		TOTAL	25,350,000
		Louisiana—3.3%
10,000,000		Calcasieu Parish, LA Public Trust Authority (Le Jolliet LP), SPEARs 3a7 (Series DBE-8060) VRDNs, (Deutsche Bank AG LIQ)/ (Deutsche Bank AG LOC), 1.310%, 7/7/2022	10,000,000
8,200,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (Nucor Corp. GTD), 1.150%, 7/6/2022	8,200,000
53,900,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (Nucor Corp. GTD), 1.100%, 7/6/2022	53,900,000
		TOTAL	72,100,000
		Mississippi—0.8%
13,190,000		Mississippi Home Corp. (Mississippi Portfolio Partners), (Series 2022-XF-1135) Weekly VRDNs, (Deutsche Bank AG LIQ)/ (Deutsche Bank AG LOC), 1.160%, 7/7/2022	13,190,000
4,000,000		Mississippi Home Corp. (Shady Lane Group LP), Tender Option Bond Trust Floater Certificates (Series 2022-XF1134) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 1.230%, 7/7/2022	4,000,000
		TOTAL	17,190,000
		Multi State—7.4%
9,300,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.090%, 7/1/2022	9,300,000
9,300,000		Invesco Value Municipal Income Trust, PUTTERs 3a-7 (VMTP 5027) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.090%, 7/1/2022	9,300,000
25,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series C) Weekly VRDPs, 1.410%, 7/1/2022	25,000,000
57,000,000		Nuveen AMT-Free Municipal Credit Income Fund, Series B Weekly VRDPs, 1.410%, 7/1/2022	57,000,000
46,975,000		Nuveen AMT-Free Quality Municipal Income Fund, Series D MuniFund Preferred Shares Weekly VRDPs, 1.410%, 7/1/2022	46,975,000
12,355,000		Nuveen Muni High Income Opportunity Fund, SPEARs 3a7 (Series DBE-8084) Weekly VRDNs, (Deutsche Bank AG LIQ)/ (Deutsche Bank AG LOC), 1.140%, 7/7/2022	12,355,000
1,300,000		Nuveen Municipal Credit Opportunities Fund, PUTTERS 3a-7 (Series 5033) (VMFP Series C) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.090%, 7/1/2022	1,300,000
		TOTAL	161,230,000
		Nevada—0.4%
6,500,000		Nevada Housing Division (DWF V Summit Club Holdings LLC), Mizuho 3a-7 (2021-MIZ9091) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.160%, 7/7/2022	6,500,000
3,100,000		Nevada Housing Division (Lake Mead West AHP LP), Tender Option Bond Trust Floater Certificates (Series 2021-XF1120) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 1.230%, 7/7/2022	3,100,000
		TOTAL	9,600,000
		New York—3.0%
4,685,000		Metropolitan Transportation Authority, NY, (Series 2021-XM0935) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.090%, 7/7/2022	4,685,000
17,500,000		New York City, NY Municipal Water Finance Authority, (Series 2022D) Weekly VRENs, 1.230%, 7/1/2022	17,500,000
21,265,000		New York City, NY, (Series 2021-2) Weekly VRENs, 1.250%, 7/1/2022	21,265,000
9,000,000		New York City, NY, (Series 2021-3) Weekly VRENs, 1.190%, 7/1/2022	9,000,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$4,650,000		New York City, NY, (Series B-3) Weekly VRENs, 1.230%, 7/1/2022	$4,650,000
2,905,000		New York Liberty Development Corporation (4 World Trade Center LLC), Tender Option Bond Trust Receipts (Series 2021-XF1242) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.030%, 7/7/2022	2,905,000
6,200,000		New York State Energy Research & Development Authority (National Grid Generation LLC), (1997 Series A) Weekly VRDNs, (NatWest Markets PLC LOC), 1.150%, 7/6/2022	6,200,000
		TOTAL	66,205,000
		North Carolina—1.0%
17,500,000		Hertford County, NC Industrial Facilities & Pollution Control Financing Authority (Nucor Corp.), (Series 2000B) Weekly VRDNs, 1.150%, 7/6/2022	17,500,000
4,000,000		Selma, NC Housing Authority Multi Family Revenue (GREH Lizzie Mill, NC TC LLC), Tender Option Bond Certificates (Series 2022-XF1133) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 1.230%, 7/7/2022	4,000,000
		TOTAL	21,500,000
		Ohio—1.1%
735,000		Mark Milford Hicksville, OH Joint Hospital District (Community Memorial Hospital of Hicksville), (Series 2005) Weekly VRDNs, (Fifth Third Bank, N.A. LOC), 1.050%, 7/1/2022	735,000
2,190,000		Metropolitan Nashville, TN Airport Authority (Embraer Aircraft Holding, Inc.), (Series 2005) Weekly VRDNs, (Regions Bank LOC), 1.090%, 7/1/2022	2,190,000
8,885,000		Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), (Series 2015-B) Weekly VRENs, 1.180%, 7/7/2022	8,885,000
8,500,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), (Series B) VRENs, 1.150%, 7/1/2022	8,500,000
4,000,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), (Series C) VRENs, 1.120%, 7/1/2022	4,000,000
500,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2014B) VRENs, 1.180%, 7/7/2022	500,000
		TOTAL	24,810,000
		Oklahoma—1.5%
10,675,000		Oklahoma Development Finance Authority (INTEGRIS Obligated Group), (Series 2020B) Weekly VRENs, 1.240%, 7/1/2022	10,675,000
21,400,000		Oklahoma Development Finance Authority (INTEGRIS Obligated Group), (Series 2020C) Weekly VRENs, 1.200%, 7/1/2022	21,400,000
		TOTAL	32,075,000
		Oregon—0.1%
3,000,000		Port of Morrow, OR Pollution Control (Idaho Power Co.), (Series 2000) Weekly VRDNs, 1.100%, 7/6/2022	3,000,000
		Pennsylvania—2.6%
7,065,000		Central Bradford Progress Authority, PA (Guthrie Healthcare System, PA), (Series 2021D) Weekly VRENs, 1.260%, 7/7/2022	7,065,000
38,850,000		Delaware Valley, PA Regional Finance Authority, (Series C) R-Float Weekly VRDNs, 1.230%, 7/7/2022	38,850,000
455,000		Northampton County, PA IDA (Binney & Smith Inc.), (Series 1997A) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.120%, 7/6/2022	455,000
9,885,000		Pennsylvania Housing Finance Agency (Hershey Plaza, PA TC LP), SPEARs 3a7 (Series DBE-8057) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 1.310%, 7/7/2022	9,885,000
		TOTAL	56,255,000
		Tennessee—0.1%
2,670,000		Memphis, TN Health, Educational and Housing Facility Board (Alco Pershing Partners LP), (Series 2022-XF1136) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 1.160%, 7/7/2022	2,670,000
		Texas—7.4%
3,000,000		Austin, TX Affordable Public Finance Authority (LDG Belmont LP), Tender Option Bond Trust Floater Certificates (Series 2021-XF1102) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 1.230%, 7/7/2022	3,000,000
4,000,000		Austin, TX Affordable Public Finance Authority (LDG The Henderson on Reinli LP), Tender Option Bond Certificates (Series 2021-XF1119) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 1.160%, 7/7/2022	4,000,000
5,500,000		Dallas, TX Housing Finance Corp. (LDG Ridge at Lancaster LP), (Series 2021-XF1109) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 1.160%, 7/7/2022	5,500,000
6,090,000		North Central Texas HFDC (Gala at Waxahachie, LP), Tender Option Bond Trust Certificates (Series 2021-XF1099) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 1.230%, 7/7/2022	6,090,000
14,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (Fina Oil and Chemical Company), (Series 1998) Weekly VRDNs, (TotalEnergies SE GTD), 1.000%, 7/6/2022	14,000,000
23,500,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2002) Weekly VRDNs, 1.070%, 7/6/2022	23,500,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$5,750,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010A) Daily VRDNs, 0.950%, 7/1/2022	$5,750,000
16,815,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010B) Daily VRDNs, 0.950%, 7/1/2022	16,815,000
8,255,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010C) Daily VRDNs, 0.970%, 7/1/2022	8,255,000
67,775,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010D) Weekly VRDNs, 1.150%, 7/6/2022	67,775,000
5,475,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010E) Weekly VRDNs, 1.180%, 7/6/2022	5,475,000
		TOTAL	160,160,000
		Utah—0.5%
9,800,000		Utah State Housing Corporation (Triview Apartment Associates II, LLC), Tender Option Bond Trust Certificates (Series 2019-XF1081) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 1.160%, 7/7/2022	9,800,000
		Wisconsin—2.7%
90,000		La Crosse, WI IDA (GGP Inc.), (Series A) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.120%, 7/7/2022	90,000
30,625,000		Wisconsin Health & Educational Facilities Authority (Marshfield Clinic), (Series 2020C) Weekly VRENs, 1.290%, 7/7/2022	30,625,000
29,000,000		Wisconsin Health & Educational Facilities Authority (Marshfield Clinic), (Series 2022A) Weekly VRENs, 1.290%, 7/7/2022	29,000,000
		TOTAL	59,715,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $912,735,000)	912,735,000
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $2,201,100,211)	2,179,255,045
		OTHER ASSETS AND LIABILITIES - NET—0.0%[3]	309,197
		TOTAL NET ASSETS—100%	$2,179,564,242
Securities that are subject to the federal alternative minimum tax (AMT) represent 12.4% of the Fund's portfolio as calculated based upon total market value.
The average notional value of short futures contracts held by the Fund throughout the period was $27,037,012. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2022, these restricted securities amounted to $1,858,223, which represented 0.1% of total net assets.
Additional information on restricted securities held at June 30, 2022 is as follows:
Security	Acquisition Date	Acquisition Cost	Value
California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-50 Senior Living Revenue Refunding Bonds (Series B-3), 2.125%, 11/15/2027	05/27/2021	$2,000,000	$1,858,223
3
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2022, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.

The following acronym(s) are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
CSD	—Central School District
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PRF	—Pre-refunded
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
SFM	—Single Family Mortgage
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
SPEARs	—Short Puttable Exempt Adjustable Receipts
TEMPS	—Tax Exempt Mandatory Paydown Securities
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VMTP	—Variable Rate Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferred(s)
VRENs	—Variable Rate Extendible Notes